FAIR VALUE MEASUREMENTS (Details - Liabilities measures at fair value)	9 Months Ended
Sep. 30, 2024 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance – December 31, 2023	$ 410,491
Exchange and Payoff of Notes Payable	(63,589)
Change in fair value	(330,632)
Balance – September 30, 2024	16,270
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance – December 31, 2023	289,165
Exchange and Payoff of Notes Payable	0
Change in fair value	(272,895)
Balance – September 30, 2024	16,270
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance – December 31, 2023	121,326
Exchange and Payoff of Notes Payable	(63,589)
Change in fair value	(57,737)
Balance – September 30, 2024	$ 0